FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Summary (Details)	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Percentage of volatility in economic growth is driven by external factors	60.00%
Baseline [Member]
Financial Risk Management [Abstract]
Probabilities	50.00%
Optimistic [Member]
Financial Risk Management [Abstract]
Probabilities	25.00%
Pessimistic [Member]
Financial Risk Management [Abstract]
Probabilities	25.00%
Forecast [Member] | 2025 [Member]
Financial Risk Management [Abstract]
Estimated percentage of economy rebound	2.80%